Investment Objectives and Goals	May 01, 2026
Roundhill Bitcoin Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Bitcoin Covered Call Strategy ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded funds that provide exposure to bitcoin and whose shares trade on a U.S.-regulated securities exchange.
Roundhill China Magnificent Seven ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill China Magnificent Seven ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Roundhill Meme Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Meme Stock ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Roundhill Daily 2X Long Magnificent Seven ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Daily 2X Long Magnificent Seven ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Magnificent Seven ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Roundhill Ether Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Ether Covered Call Strategy ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded funds that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange.
Roundhill GLP-1 & Weight Loss ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill GLP-1 & Weight Loss ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Roundhill Russell 2000 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Russell 2000 0DTE Covered Call Strategy ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Roundhill S&P 500® 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® 0DTE Covered Call Strategy ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Roundhill S&P 500® Target 10 Managed Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® Target 10 Managed Distribution ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of ten percent (10%).
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.
Roundhill S&P 500® Target 20 Managed Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® Target 20 Managed Distribution ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of twenty percent (20%).
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.
Roundhill Weekly T-Bill ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Weekly T-Bill ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide weekly distributions of current income.
Roundhill Uranium ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Uranium ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Roundhill AAPL WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill AAPL WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Apple Inc. (Nasdaq: AAPL) (“AAPL”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill AMD WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill AMD WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Advanced Micro Devices, Inc. (Nasdaq: AMD) (“AMD”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill AMZN WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill AMZN WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Amazon.com, Inc. (Nasdaq: AMZN) (“AMZN”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill COIN WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill COIN WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Coinbase Global, Inc. (Nasdaq: COIN) (“COIN”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill GOOGL WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill GOOGL WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Class A common shares of Alphabet Inc. (Nasdaq: GOOGL) (“GOOGL”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill META WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill META WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Meta Platforms, Inc. (Nasdaq: META) (“META”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill MSFT WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill MSFT WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Microsoft Corporation (Nasdaq: MSFT) (“MSFT”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill PLTR WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill PLTR WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of the common shares of Palantir Technologies Inc. (NYSE: PLTR) (“PLTR”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill NVDA WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill NVDA WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Nvidia Corporation (Nasdaq: NVDA) (“NVDA”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill TSLA WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill TSLA WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Tesla, Inc. (Nasdaq: TSLA) (“TSLA”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Magnificent Seven Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Magnificent Seven Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the return of the Roundhill Magnificent Seven ETF.
Roundhill ABNB WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill ABNB WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Airbnb, Inc. (Nasdaq: ABNB) (“ABNB”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill ARM WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill ARM WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Arm Holdings plc (Nasdaq: ARM) (“ARM”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill AVGO WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill AVGO WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Broadcom Inc. (Nasdaq: AVGO) (“AVGO”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill BABA WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill BABA WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Alibaba Group Holding Limited (NYSE: BABA) (“BABA”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill BRKB WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill BRKB WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Class B shares of Berkshire Hathaway Inc. (NYSE: BRK/B) (“BRK/B”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill COST WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill COST WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Costco Wholesale Corporation (Nasdaq: COST) (“COST”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill CRWD WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill CRWD WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of the Class A common shares of CrowdStrike Holdings, Inc. (Nasdaq: CRWD) (“CRWD”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill DKNG WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill DKNG WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of Class A common shares of DraftKings Inc. (Nasdaq: DKNG) (“DKNG”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill HOOD WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill HOOD WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of Class A common shares of Robinhood Markets, Inc. (Nasdaq: HOOD) (“HOOD”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill NFLX WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill NFLX WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Netflix, Inc. (Nasdaq: NFLX) (“NFLX”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill RDDT WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill RDDT WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Reddit, Inc. (NYSE: RDDT) (“RDDT”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill SHOP WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill SHOP WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Shopify Inc. (NYSE: SHOP) (“SHOP”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill SPOT WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill SPOT WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Spotify Technology S.A. (NYSE: SPOT) (“SPOT”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill UBER WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill UBER WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Uber Technologies, Inc. (NYSE: UBER) (“UBER”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill MSTR WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill MSTR WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of Class A common shares of Strategy Incorporated (Nasdaq: MSTR) (“MSTR”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill S&P 500® No Dividend Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® No Dividend Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide the total return, before fees and expenses, of the S&P 500® Index while seeking to avoid making dividend or distribution payments.
Roundhill Humanoid Robotics ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Humanoid Robotics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Roundhill Top WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Top WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the total return performance, before fees and expenses, of the Solactive Roundhill WeeklyPay™ Universe Index (the “Index”).
Roundhill Inverse Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Inverse Dow 30 WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to the inverse of 1.2 times (-120%) the calendar week total return of shares of the SPDR® Dow Jones® Industrial AverageSM ETF Trust (NYSE Arca: DIA) (the “Dow 30 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Inverse Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Inverse Russell 2000 WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to the inverse of 1.2 times (-120%) the calendar week total return of shares of the iShares Russell 2000 ETF (NYSE Arca: IWM) (the “Russell 2000 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Inverse Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Inverse Innovation-100 WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to the inverse of 1.2 times (-120%) the calendar week total return of the Invesco QQQ Trust, Series 1 (Nasdaq: QQQ) (the “Innovation-100 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Inverse S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Inverse S&P 500® WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to the inverse of 1.2 times (-120%) the calendar week total return of shares of the SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (the “S&P 500® ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Investment Grade Bond WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Investment Grade Bond WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares® iBoxx® $ Investment Grade Corporate Bond ETF (NYSE Arca: LQD) (the “Investment Grade Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Dow 30 WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR® Dow Jones® Industrial AverageSM ETF Trust (NYSE Arca: DIA) (the “Dow 30 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Emerging Markets WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Emerging Markets WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of iShares® MSCI Emerging Markets ETF (NYSE Arca: EEM) (the “Emerging Markets ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Developed Markets WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Developed Markets WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares® MSCI EAFE ETF (NYSE Arca: EFA) (the “Developed Markets ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Ether WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Ether WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares® Ethereum Trust ETF (Nasdaq: ETHA) (the “Ether ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Gold WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Gold WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR® Gold Trust (NYSE Arca: GLD) (the “Gold ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill High Yield Bond WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill High Yield Bond WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares® iBoxx® $ High Yield Corporate Bond ETF (NYSE Arca: HYG) (the “High Yield Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Bitcoin WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Bitcoin WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of the iShares® Bitcoin Trust ETF (Nasdaq: IBIT) (the “Bitcoin ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Russell 2000 WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares® Russell 2000 ETF (NYSE Arca: IWM) (the “Russell 2000 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Innovation-100 WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of the Invesco QQQ TrustSM, Series 1 (Nasdaq: QQQ) (the “Innovation-100 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Semiconductor WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Semiconductor WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the VanEck® Semiconductor ETF (Nasdaq: SMH) (the “Semiconductor ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (the “S&P 500 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Treasury Bond WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Treasury Bond WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares® 20+ Year Treasury Bond ETF (Nasdaq: TLT) (the “Treasury Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Gold Miners WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Gold Miners WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the VanEck® Gold Miners ETF (NYSE Arca: GDX) (the “Gold Miners ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Meme Stock Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Meme Stock Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the return of the Roundhill Meme Stock ETF.
Roundhill Daily 2X Long Meme Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Daily 2X Long Meme Stock ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Meme Stock ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Roundhill APP WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill APP WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of AppLovin Corporation (Nasdaq: APP) (“APP”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill ORCL WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill ORCL WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Oracle Corporation (NYSE: ORCL) (“ORCL”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill UNH WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill UNH WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of UnitedHealth Group Incorporated (NYSE: UNH) (“UNH”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill WMT WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill WMT WeeklyPay™ ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of Walmart Inc. (NYSE: WMT) (“WMT”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.